Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

July 28, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Edward P. Bartz

Re:	CPG Cooper Square International Equity, LLC Registration Statement on Form N-2

File Numbers: 333-239925; 811-23590

Ladies and Gentlemen:

On behalf of CPG Cooper Square International Equity, LLC (the "Fund"), filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement").

The Amendment is being filed in order to add additional disclosure to Appendix C of the Fund's prospectus and make certain other immaterial changes.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:   Lisa P. Goldstein